Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments and financial risk management
Summary of carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities

	Australian
Local currency thousand	Dollar	Euro	Total
As at 30 June 2023
Cash and cash equivalents	10,565	—	10,565
Trade and other receivables	2,305	—	2,305
Trade and other payables	(20,720)	(18)	(20,738)
Other financial liabilities	(609)	—	(609)
Lease liabilities	(16,247)	—	(16,247)
Total	(24,706)	(18)	(24,724)

Summary of estimated sensitivity to a 10% increase (decrease) in the U.S. dollar against the relevant foreign currencies

	Six months ended 30 June
US$ thousand	2023	2022
Australian Dollar
Profit or loss	2,471	—

Other
Profit or loss	2	—

Summary of maturity profile of the Group's financial liabilities based on contractual terms

		Contractual cash flows
	Carrying			More than
US$ thousand	amount	Within 1 year	1 - 2 years	2 years
30 June 2023
Trade payables and accrued liabilities	63,754	63,754	—	—
Lease liabilities – undiscounted	16,247	6,108	6,107	6,107
Mezzanine Debt Facility	75,663	—	—	135,000
Senior Syndicated Facility Agreement	195,121	29,590	37,430	137,940
Copper Purchase Agreement	79,859	493	11,562	181,477
Silver Purchase Agreement	75,264	12,462	9,138	107,424
	505,908	112,407	64,237	567,948

31 December 2022
Trade payables and accrued liabilities	927	927	—	—
Promissory note – related party	786	786	—	—
	1,713	1,713	—	—